Life Insurance Operations	12 Months Ended
Mar. 31, 2015
Life Insurance Operations

23. Life Insurance Operations

Life insurance premiums and related investment income in fiscal 2013, 2014 and 2015 consist of the following:

	Millions of yen
	2013	2014	2015
Life insurance premiums	¥130,187	¥145,464	¥186,547
Life insurance related investment income	8,539	9,942	164,946

	¥138,726	¥155,406	¥351,493

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. Reinsurance benefits and reinsurance premiums for fiscal 2015 amounted to ¥2,438 million and ¥11,430 million, respectively.

The benefits and expenses of life insurance operations included in life insurance costs in the consolidated statements of income are recognized so as to associate with earned premiums over the life of contracts. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs (principally commissions and certain other expenses relating to policy issuance and underwriting). Amortization charged to income for fiscal 2013, 2014 and 2015 amounted to ¥7,196 million, ¥9,701 million and ¥11,917 million, respectively.

For fiscal 2015, life insurance premiums and related investment income includes net realized and unrealized gains or losses of ¥174,602 million from investment assets under management on behalf of variable annuity and variable life policyholders and, net losses of ¥28,227 million from derivative contracts entered to economically hedge a portion of the minimum guarantee risk relating to variable annuity and variable life insurance contracts, which consists of ¥10,216 million of losses from futures, ¥1,680 million of losses from foreign exchange contracts and ¥16,331 million of losses from options held. In addition, in fiscal 2015, the changes in fair value of the variable annuity and variable life insurance contracts elected for the fair value option were ¥510,961 million, and insurance costs recognized for insurance and annuity payouts as a result of insured events were ¥611,663 million. The net of ¥100,702 million was included in life insurance costs. The Company has elected the fair value option for certain reinsurance recoverables to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts, and ¥36,072 million resulting from changes in the fair value of the reinsurance recoverables was recorded in life insurance costs for fiscal 2015.